2 Significant Accounting Policies: Goodwill and Intangible Assets (Policies)	3 Months Ended
Sep. 30, 2012
Policies
Goodwill and Intangible Assets

Goodwill and intangible assets

Goodwill was the result of the acquisition of LRT and 35% Hebei Aoxing in 2008. Goodwill represents the cost of the acquired business in excess of the fair value of identifiable tangible and intangible net assets purchased.

Intangible assets include drug permits and licenses and land use rights and are recorded at cost less accumulated amortization and any recognized impairment loss. The drug permits are amortized over its estimated useful life of 15 years on a straight-line basis.  In accordance with Accounting Standards Codification (“ASC”) Topic 360-10-5, “Impairment or Disposal of Long-Lived Assets”, the Company performs an intangible asset impairment test for its definite-lived intangibles whenever events or changes in circumstances indicate that its carrying amount may not be recoverable.  During the quarter ended September 30, 2012, it was determined some drug permits and licenses may not provide future benefits to the Company.  The Company is in process of reviewing the potential success of each drug permit included in intangible assets based on factors determined by the Company and the drug industry.  The Company is engaged in valuation techniques to determine if the carrying value is greater than the fair market value.  As of September 30, 2012, the Company has not completed its impairment analysis related its definite-lived intangible assets, but have estimated the impairment loss could be a maximum of $625,000.  The Company has not concluded this impairment loss is probable as of September 30, 2012. Therefore, an impairment loss, if necessary, will be recorded during the Company’s second quarter ended December 31, 2012 after completion of the valuation assessment.

The Company evaluates the valuation of its goodwill according to the provisions of ASC 350 to determine if the current value of goodwill has been impaired. The acquisition of LRT has been completely integrated into the Hebei Aoxing reporting unit. Goodwill for the reporting unit Hebei Aoxing reporting unit will be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying amount. The Company did not experience any such events or circumstances during the three months ended September 30, 2012. The Company will perform the annual goodwill impairment test during the fourth quarter of each fiscal year.

Amortization expense for the three months ended September 30, 2012 and 2011 were $69,815 and $68,817, respectively.